Income Taxes - Summary of Reconciliation of Deferred Tax Assets and Liabilities, Net (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred Tax (Liability) Asset Beginning Balance	$ 98,589,818	$ 69,817,147	$ 52,310,097
Deferred tax benefit	5,151,492	18,285,052	15,752,347
Effect of translation	(1,687,276)	15,273,228	(6,259,252)
Deferred tax benefit (expense) recognized in OCI	2,760,313	(4,760,447)	7,935,733
Deferred taxes acquired in business combinations	(240,362)	(25,162)	78,223
Deferred tax (liability) asset ending balance	104,573,985	98,589,818	69,817,147
Presented in the consolidated statements of financial position as follows:
Deferred income tax assets				$ 116,571,349	$ 5,891	$ 112,651,699	$ 81,407,012
Deferred income tax liabilities				(11,997,364)	$ (606)	(14,061,881)	(11,589,865)
Deferred tax assets and liabilities, net	$ 98,589,818	$ 69,817,147	$ 52,310,097	$ 104,573,985		$ 98,589,818	$ 69,817,147